Discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued operations
Discontinued operations
3.	Discontinued operations
In 2022, the Company recognized net income from discontinued operations of RMB624.9 million (US$90.6 million) which was related to the disposal of the Kaola business in 2019.